Consolidated Statements of Changes in Equity - TWD ($) $ in Thousands	Total	Common stock [member]	Capital surplus [member]	Legal reserve [member]	Unappropriated earnings (deficit) [member]	Subtotal [member]	Cumulative translation differences [member]	Unrealized gains (losses) on financial assets at fair value through other comprehensive income [Member]	Unrealized gains (losses) on available-for-sale financial assets [member]	Unrealized gains (losses) on cash flow hedges [member]	Subtotal [member]	Equity attributable to shareholders of AU Optronics Corp. [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2015	$ 180,661,073	$ 96,242,451	$ 60,247,848	$ 2,164,596	$ (6,657,762)	$ (4,493,166)	$ 6,540,196	$ 0	$ (539,653)	$ 14,793	$ 6,015,336	$ 158,012,469	$ 22,648,604
Appropriation of earnings
Legal reserve	0	0	0	493,196	(493,196)	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(3,368,486)	0	0	0	(3,368,486)	(3,368,486)	0	0	0	0	0	(3,368,486)	0
Profit (loss) for the year	8,753,357	0	0	0	9,965,129	9,965,129	0	0	0	0	0	9,965,129	(1,211,772)
Other comprehensive income, net of tax	(7,329,827)	0	0	0	(224,522)	(224,522)	(6,009,190)	0	763,952	7,199	(5,238,039)	(5,462,561)	(1,867,266)
Total comprehensive income for the year	1,423,530	0	0	0	9,740,607	9,740,607	(6,009,190)	0	763,952	7,199	(5,238,039)	4,502,568	(3,079,038)
Adjustments to capital surplus and accumulated deficit for changes in investees' equity	(1,775,479)	0	(290,111)	0	(428,337)	(428,337)	0	0	0	0	0	(718,448)	(1,057,031)
Group reorganization	57,042	0	20,006	0	0	0	0	0	0	0	0	20,006	37,036
Changes in non-controlling interests	(161,367)	0	0	0	0	0	0	0	0	0	0	0	(161,367)
Ending Balance at Dec. 31, 2016	176,836,313	96,242,451	59,977,743	2,657,792	(1,207,174)	1,450,618	531,006	0	224,299	21,992	777,297	158,448,109	18,388,204
Appropriation of earnings
Legal reserve	0	0	0	781,894	(781,894)	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(5,389,577)	0	0	0	(5,389,577)	(5,389,577)	0	0	0	0	0	(5,389,577)	0
Profit (loss) for the year	40,488,763	0	0	0	42,609,500	42,609,500	0	0	0	0	0	42,609,500	(2,120,737)
Other comprehensive income, net of tax	(818,853)	0	0	0	57,881	57,881	(1,651,975)	0	1,152,732	(21,992)	(521,235)	(463,354)	(355,499)
Total comprehensive income for the year	39,669,910	0	0	0	42,667,381	42,667,381	(1,651,975)	0	1,152,732	(21,992)	(521,235)	42,146,146	(2,476,236)
Adjustments to capital surplus and accumulated deficit for changes in investees' equity	20,055	0	42,566	0	(16,090)	(16,090)	0	0	0	0	0	26,476	(6,421)
Differences between consideration and carrying amount arising from disposal of interest in subsidiary	0	0	518,196	0	0	0	0	0	0	0	0	518,196	(518,196)
Changes in non-controlling interests	1,681,150	0	0	0	0	0	0	0	0	0	0	0	1,681,150
Ending Balance at Dec. 31, 2017	212,817,851	96,242,451	60,538,505	3,439,686	35,272,646	38,712,332	(1,120,969)	0	1,377,031	0	256,062	195,749,350	17,068,501
Adjustments on initial application of new standards at Dec. 31, 2017	(195)	0	0	0	73,020	73,020	0	1,303,816	(1,377,031)	0	(73,215)	(195)	0
Adjusted balance at January 1, 2018 (Adjusted [Member]) at Dec. 31, 2017	212,817,656	96,242,451	60,538,505	3,439,686	35,345,666	38,785,352	(1,120,969)	1,303,816	0	0	182,847	195,749,155	17,068,501
Appropriation of earnings
Legal reserve	0	0	0	3,235,942	(3,235,942)	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(14,436,368)	0	0	0	(14,436,368)	(14,436,368)	0	0	0	0	0	(14,436,368)	0
Profit (loss) for the year	10,893,777	0	0	0	13,071,646	13,071,646	0	0	0	0	0	13,071,646	(2,177,869)
Other comprehensive income, net of tax	(1,383,775)	0	0	0	(16,862)	(16,862)	(306,716)	(751,760)	0	0	(1,058,476)	(1,075,338)	(308,437)
Total comprehensive income for the year	9,510,002	0	0	0	13,054,784	13,054,784	(306,716)	(751,760)	0	0	(1,058,476)	11,996,308	(2,486,306)
Deemed contributions from shareholders	33,304	0	33,304	0	0	0	0	0	0	0	0	33,304	0
Adjustments to capital surplus and accumulated deficit for changes in investees' equity	8,051	0	28,891	0	158	158	0	0	0	0	0	29,049	(20,998)
Group reorganization	0	0	19,524	0	0	0	(22,225)	0	0	0	(22,225)	(2,701)	2,701
Disposal of equity investments at fair value through other comprehensive income	0	0	0	0	(50,084)	(50,084)	0	50,084	0	0	50,084	0	0
Changes in non-controlling interests	(147,339)	0	0	0	0	0	0	0	0	0	0	0	(147,339)
Ending Balance at Dec. 31, 2018	$ 207,785,306	$ 96,242,451	$ 60,620,224	$ 6,675,628	$ 30,678,214	$ 37,353,842	$ (1,449,910)	$ 602,140	$ 0	$ 0	$ (847,770)	$ 193,368,747	$ 14,416,559